Significant Accounting Policies - Summary Of Bank's hedging derivatives (Detail) - Fair value hedges [member] $ in Billions	Nov. 01, 2019 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 110.6
USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	81.4
EURIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	25.9
GBP LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 3.3